                      ------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                AFRICA INVESTMENT
                                   FUND, INC.
                      ------------------------------------





                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                          AFRICA INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
--------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter Africa Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -8.41%. For the period from the Fund's commencement of operations on February 14, 1994 through March 31, 2000, the Fund's total return, based on net asset value per share, was 55.39%. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $9 1/16, representing a 31.8% discount to the Fund's net asset value per share.

SOUTH AFRICA

The South African market declined by 12.3% in the first quarter, as measured by the Johannesburg All-Share Index. The star performers were the telecommunications, media and technology stocks, following the worldwide trend, despite the volatility in the NASDAQ market. The broader market did poorly in the face of consistent improvement in the fundamentals of the economy.

GDP growth is poised to pick up speed as the year progresses, benefiting from the large 8% cut in interest rates in 1999. Our forecast for growth in 2000 is 4%, the highest number in four years. In addition, commodity prices, which still comprise the lion's share of exports, have strongly rebounded, helping the external accounts. Despite this support, the rand suffered a bout of weakness, stumbling to 6.52 to the dollar from 6.15 at year-end 1999.

The budget for the next fiscal was announced in February, bringing some welcomed pro-growth measures, including tax cuts for individuals and some fiscal spending programs. Inflation targeting was finally introduced, with a target range of 3% to 6% by 2002. Actual inflation has been sticking around the 8% level, propped up by high oil prices, and has prompted the Reserve Bank policy to become more cautious towards future rate cuts. Interest rates have remained static after a 1% cut in the prime rate in January. In a much anticipated move, exchange controls were relaxed a bit further, prompting selling in the market as unit trusts externalized a larger proportion of their assets. S&P upgraded the country's rating to investment grade, but bonds were essentially unchanged for the quarter, as investors anticipated the move and the improving macro picture.

While the performance of the market has been frustrating, we are constructive on the country and market over the long term, as government continues to build on its successes and institutionalizes the forward-looking reforms that have taken place. In order to launch the country into a sustainable high growth path, however, South Africa will need more aggressive privatization, a more flexible labor market and, with time, an improvement in the skills level of its labor force. The market opportunities will become more interesting as inflation and interest rates fall to single digit figures over the next two to three years and these structural changes begin to have an effect.

EGYPT

The EFG Index slipped by 7.8% in the first quarter of this year, as investors remained worried about the effects of higher interest rates and the fate of the currency peg. The Fund's investments outperformed due to its concentration in the telecommunications sector.

The consolidation of the cement sector, which saw several competitive bids for listed companies, was the headline event of the first quarter. The sale of these companies endorsed the desire of multinationals to invest in the country, yet also demonstrated the tendency of government to interfere too heavily in the process.

Interbank rates (the only market-determined benchmark in the country) fluctuated between 12% and 18%, emphasizing the inadequate liquidity in local currency. Economic growth is likely to slow as a result, going to about 3.5%, a far cry from the official estimate of 6%. The management of the exchange rate continues to be inconsistent, though actual transactions have been taking place primarily around the official level of 3.43 Egyptian pounds per U.S. dollar. Foreign exchange reserves, which declined by over U.S. $4 billion last year amidst low oil prices and a weak tourism season, are still more than adequate at over $15 billion. It appears that government is intentionally slowing the economy to ease pressure on the pound though, in the absence of specific policy statements, their true intentions are unclear. The peg mechanism is inconsistent with the country's need for strong growth and will have to be adjusted in the short to medium term.

We have taken some funds away from Egypt during this first quarter, as we wait for these economic policy issues to be resolved. The stocks in the market, however, still offer great value and the growth stories we have emphasized should not be significantly impacted by the temporary slowdown.

MAURITIUS

The SEMDEX Index in Mauritius recorded a loss of 6.3% for the first quarter, as technical selling offset brighter prospects for the economy. The inflation rate, which had scared the Central Bank into a very tight stance during 1999, has peaked, and is now recording manageable levels. This should result in rate cuts throughout the year (we expect 200 basis points) and the migration of retail funds away from T-bills (now yielding close to 12%) and into equities. The sugar crop, which suffered severely from drought last year, is recovering nicely, and the economic growth rate should pick up to the 5% to 6% level again in

2000 and be even higher in 2001. Mauritius remains one of our favorite markets, where we find a combination of inexpensive stocks with attractive growth profiles in a stable, well-managed economy.

ZIMBABWE

The Zimbabwe Industrial Index gained 1.6% during the first quarter, showing local investor preference for equities as inflation and currency hedges. The gain, however, is calculated using the official exchange rate, at which it is no longer possible to transact. During Februay 2000, the Fund began valuing the currency based on actual bids, resulting in an implied devaluation of over 20%.

The social and political situation in the country has dramatically worsened this year. At first, the lack of foreign exchange caused a fuel shortage (Zimbabwe imports all of its fuel), which has hit industry and consumers alike. Partly as a result, though the regime has been losing popularity over the last two years, government suffered an embarrassing defeat when voters declined to accept a new constitution in a referendum. Shortly thereafter, independence war veterans invaded some farms owned by whites, allegedly protesting over the issue of land redistribution, which President Mugabe has consistently used to stir up popular sentiment. The government and security forces have refused to intervene, creating a mood of lawlessness and uncertainty. With parliamentary elections on the horizon, the stakes for ZANU-PF, Mugabe's political party, are extremely high.

Inflation continues to run at extremely high levels, and interest rates still fall short of offering a real return. Our position in Zimbabwe is predicated on the premise that the value of the market will soar as dramatic changes in government and economic policy occur. These changes, however, are not likely to come smoothly nor quickly. For the moment, we believe owning equities is the best way of preserving the value of the Fund's money invested in the country, and we hope for an expedient resolution of the current social tensions.

GHANA

The Ghanaian market slipped by 11.8% in the first quarter, as measured by the Databank Index. The majority of this slide was due to continued weakness in the currency, which is ailing from low cocoa prices (the main export) and high oil prices (the main import). The situation shows that the country was ill-prepared for an external shock of this nature, having inadequate reserves and contingency plans. We are surprised, however, that more decisive action has not been taken by government or the IMF, who had helped orchestrate the taming of inflation over the past several years.

The value in Ghanaian stocks is extremely compelling, with price-to-earnings ratios in the low single digits (2.0x to 4.5x), yet they have been unable to attract capital. We remain convinced that the market will generate adequate returns over the longer term, as the sophistication and number of local investors grows and new foreign players enter the market.

REST OF AFRICA

The Botswana market was flat for the first quarter, with the Domestic Companies Index moving only 0.1%. There has been little news in the country over the first quarter. The NSE Index in Kenya fell 6.7% in the first three months of the year, as discussions with the IMF were inconclusive and the economy remained lethargic.

On July 2, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2000, the Fund repurchased 200,000 shares of its Common Stock at an average price per share of $9.56 and an average discount of 30.71% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

Sincerely,

/s/ Harold J. Schaaff, Jr.*

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.


-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter Africa Investment Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL
INFORMATION
                                                  TOTAL RETURN (%)
                               -------------------------------------------------
                                     MARKET VALUE (1)        NET ASSET VALUE (2)
                               ------------------------    ---------------------
                                                AVERAGE                 AVERAGE
                                  CUMULATIVE     ANNUAL    CUMULATIVE    ANNUAL
                               --------------   -------    ----------   -------
          Fiscal Year to Date      -12.65%          --       -8.41%         --
          One Year                  -0.83        -0.83%      10.05       10.05%
          Five Year                 23.84         4.37       42.27        7.31
          Since Inception*           5.96         0.95       55.39        7.46

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                               [GRAPH]

                                                YEAR ENDED DECEMBER 31,                     THREE MONTHS
                                                                                                ENDED
                                                                                              MARCH 31,
                                   1994*     1995      1996      1997      1998      1999       2000
                                  ------    ------    ------    ------    ------    ------  ------------
Net Asset Value Per Share .....   $14.43    $17.05    $16.86    $14.45    $11.69    $14.51     $13.29
Market Value Per Share ........   $11.38    $12.88    $13.63    $11.50     $8.38    $10.38      $9.06
Premium/(Discount) ............   -21.1%    -24.5%    -19.2%    -20.4%    -28.3%    -28.5%     -31.8%
Income Dividends ..............    $0.54     $0.96     $0.14     $0.30     $0.86     $0.30         --
Capital Gains Distributions ...      --      $0.01     $1.23     $2.25     $0.00#       --         --
Fund Total Return (2) .........     7.34%    26.14%     8.64%     2.69%   -11.82%    27.34%    -8.41%


(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
*    The Fund commenced operations on February 14, 1994.
#    Amount is less than U.S.$0.01 per share.

Morgan Stanley Dean Witter Africa Investment Fund, Inc.
Portfolio Summary as of March 31, 2000  (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                   [CHART]

Equity Securities                  (97.9%)
Short-Term Investments              (2.1%)

-------------------------------------------------------------------------------
INDUSTRIES

                                   [CHART]

Banks                                (17.5%)
Beverages                             (8.7%)
Commercial Services & Supplies        (2.9%)
Communications Equipment              (2.5%)
Diversified Financials                (5.6%)
IT Consulting & Services              (5.3%)
Media                                 (7.1%)
Metals & Mining                       (8.8%)
Multi-industry                        (4.0%)
Wireless Telecommunication Services  (16.3%)
Other                                (21.3%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                   [CHART]

South Africa                       (45.0%)
Egypt                              (19.0%)
Mauritius                           (9.8%)
Ghana                               (7.1%)
Zimbabwe                            (6.4%)
Botswana                            (4.4%)
Kenya                               (1.6%)
Tunisia                             (1.6%)
Ivory Coast                         (1.2%)
Zambia                              (0.6%)
Other                               (3.3%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
1.  Egyptian Company for Mobile Services (Egypt)      12.3%
2.  State Bank of Mauritius Ltd. (Mauritius)           6.0
3.  Dimension Data Holdings Ltd. (South Africa)        5.3
4.  Sechaba Breweries Ltd. (Botswana)                  4.3
5.  Nedcor Ltd. (South Africa)                         3.3
6.  Rembrandt Group Ltd. (South Africa)                3.2
7.  Anglo American Platinum Corp. (South Africa)       3.2
8.  M-Cell Ltd. (South Africa)                         2.9
9.  Nasionale Pers Beperk (South Africa)               2.9
10. Johnnies Industrial Corp. Ltd. (South Africa)      2.8
                                                      ----
                                                      46.2%
                                                      ----
                                                      ----

*   Excludes short-term investments.

FINANCIAL STATEMENTS
-------
STATEMENT OF NET ASSETS (Unaudited)
-------
MARCH 31, 2000

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
COMMON STOCKS (97.6%)
(Unless otherwise noted)
-------------------------------------------------------------------------------
BOTSWANA (4.4%)
BEVERAGES
  Sechaba Breweries Ltd.                          7,877,940     U.S.$   7,890
                                                                ---------------
-------------------------------------------------------------------------------
EGYPT (19.0%)
BANKS
  Commercial International Bank                     108,414             1,288
  Commercial International Bank GDR                  60,000               696
                                                                ---------------
                                                                        1,984
                                                                ---------------
BEVERAGES
  Al-Ahram Beverages Co. GDR                        230,850             4,190
                                                                ---------------
CONSTRUCTION MATERIALS
  Suez Cement Co.                                    81,297             1,096
  Suez Cement Co. GDR                                48,960               623
                                                                ---------------
                                                                        1,719
                                                                ---------------
ELECTRICAL EQUIPMENT
  Egyptian Electro Cables                             1,591                11
                                                                ---------------
FOOD PRODUCTS
  North Cairo Flour Mills                                30                -- @
                                                                ---------------
GAS UTILITIES
  Egypt Gas Co.                                      45,000             1,638
                                                                ---------------
TOBACCO
  Eastern Tobacco                                   122,009             2,756
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Company for Mobile
    Services                                        460,709            22,289
                                                                ---------------
                                                                       34,587
                                                                ---------------
-------------------------------------------------------------------------------
GHANA (7.1%)
BANKS
  Ghana Commercial Bank                           5,394,580             1,166
  Social Security Bank Ltd.                       6,938,100             3,388
  Standard Chartered Bank of Ghana                  913,400             4,349
                                                                ---------------
                                                                        8,903
                                                                ---------------
BEVERAGES
  Ghana Breweries Ltd.                              504,001               179
  Guinness Ghana Ltd.                             3,050,979               727
                                                                ---------------
                                                                          906
                                                                ---------------
DIVERSIFIED FINANCIALS
  Home Finance Co.                                2,814,840               529
                                                                ---------------
FOOD PRODUCTS
  Unilever Ghana Ltd.                             2,494,900             1,126
                                                                ---------------
METALS & MINING
  Aluworks Ghana Ltd.                             1,070,000               649
  Ghana Pioneer Aluminum Factory                  1,043,400                75
                                                                ---------------
                                                                          724
                                                                ---------------
TOBACCO
  British American Tobacco Co.                    6,749,660               758
                                                                ---------------
                                                                       12,946
                                                                ---------------
-------------------------------------------------------------------------------
IVORY COAST (1.2%)
FOOD PRODUCTS
  Nestle Cote D Ivoire                               12,500             1,312
                                                                ---------------
INDUSTRIAL CONGLOMERATES
  Filature Tissages Sacs                             25,000     U.S.$     546
                                                                ---------------
TEXTILES & APPAREL
  SOC Ivoirienne de Coco Rappe                       24,000               327
                                                                ---------------
                                                                        2,185
                                                                ---------------
-------------------------------------------------------------------------------
KENYA (1.6%)
AUTO COMPONENTS
  Firestone East Africa Ltd.                      4,756,950               801
                                                                ---------------
BANKS
  Kenya Commercial Bank Ltd.                        991,326               331
                                                                ---------------
BUILDING PRODUCTS
  Athi River Mining Ltd.                          3,262,500               275
                                                                ---------------
DIVERSIFIED FINANCIALS
  National Industrial Credit Bank                   389,438               141
                                                                ---------------
ELECTRIC UTILITIES
  Kenya Power & Lighting Co., Ltd.                  150,000               176
                                                                ---------------
FOOD & DRUG RETAILING
  Uchumi Supermarket Ltd.                         2,201,107             1,242
                                                                ---------------
                                                                        2,966
                                                                ---------------
-------------------------------------------------------------------------------
MALAWI (0.5%)
FOOD PRODUCTS
  Sugar Corporation of Malawi                     7,160,000               952
                                                                ---------------
-------------------------------------------------------------------------------
MAURITIUS (9.8%)
BANKS
  Mauritius Commercial Bank                         782,036             2,690
  State Bank of Mauritius Ltd.                   16,617,836            10,847
                                                                ---------------
                                                                       13,537
                                                                ---------------
HOTELS RESTAURANTS & LEISURE
  New Mauritius Hotels                            1,753,850             2,961
  Rogers and Co., Ltd.                              408,031             1,332
                                                                ---------------
                                                                        4,293
                                                                ---------------
                                                                       17,830
                                                                ---------------
-------------------------------------------------------------------------------
MOZAMBIQUE (0.1%)
METALS & MINING
  Kenmare Resources plc                             890,000               217
                                                                ---------------
-------------------------------------------------------------------------------
NIGERIA (0.0%)
BANKS
  United Bank for Africa                            550,000                65
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH AFRICA (45.0%)
BANKS
  Nedcor Ltd.                                       290,090             5,909
                                                                ---------------
BEVERAGES
  Amalgamated Beverages
     Industries Ltd.                                129,337               825
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES
  Bidvest Group Ltd.                                511,702             3,913
  The Educor Investment Corp. Ltd.                2,298,680             1,336
                                                                ---------------
                                                                        5,249
                                                                ---------------
COMMUNICATIONS EQUIPMENT
  DataTec Ltd.                                      258,800             4,591
                                                                ---------------
-------------------------------------------------------------------------------


                                       6

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
CONSTRUCTION MATERIALS
  Concor Ltd.                                       909,822     U.S.$   1,068
                                                                ---------------
DIVERSIFIED FINANCIALS
  African Bank Investments Ltd.                     808,565             1,713
  AMB Holdings Ltd.                                     117                -- @
  BOE Corp. Ltd. 'N'                              1,075,000               899
  BOE Corporation Ltd.                            6,607,268             4,770
                                                                ---------------
                                                                        7,382
                                                                ---------------
INSURANCE
  New Africa Investments Ltd.
     (Preferred) 'N'                              6,881,400             1,642
                                                                ---------------
INTERNET SOFTWARE & SERVICES
  Ixchange Technology Holdings                      384,600             1,515
  M-Web Holdings Limited                            377,970               335
                                                                ---------------
                                                                        1,850
                                                                ---------------
IT CONSULTING & SERVICES
  Dimensions Data Holdings Ltd.                   1,041,098             9,585
                                                                ---------------
MACHINERY
  Howden Africa Holdings Ltd.                     2,010,172               323
                                                                ---------------
MEDIA
  Johnnies Industrial Corp. Ltd.                    334,100             5,110
  MIH Ltd.                                           43,100             2,629
  Nasionale Pers Beperk 'N'                         425,100             5,194
                                                                ---------------
                                                                       12,933
                                                                ---------------
METALS & MINING
  Anglo American Platinum Corp.                     218,100             5,804
  De Beers                                          106,130             2,483
  De Beers ADR                                       89,800             2,060
  Impala Platinum Holdings Ltd.                      78,200             2,715
                                                                ---------------
                                                                       13,062
                                                                ---------------
MULTI - INDUSTRY
  Rembrandt Group Ltd.                              658,090             5,837
                                                                ---------------
OIL & GAS
  Sasol Ltd.                                        593,200             3,701
                                                                ---------------
SPECIALTY RETAIL
  Ellerine Holdings Ltd.                            618,700             2,602
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
  M-Cell Ltd.                                       951,100             5,237
                                                                ---------------
                                                                       81,796
                                                                ---------------
-------------------------------------------------------------------------------
TUNISIA (1.6%)
BANKS
  Banque de l'Habitat                                97,500             1,070
                                                                ---------------
DIVERSIFIED FINANCIALS
  Tunsie Leasing SA                                  15,000               524
                                                                ---------------
ELECTRIC COMPONENTS
  Soc Industrielle D' Appareil                       20,000             1,279
                                                                ---------------
                                                                        2,873
                                                                ---------------
-------------------------------------------------------------------------------
UNITED KINGDOM (0.3%)
MULTI - INDUSTRY
  African Lakes Corp.                               301,297               542
                                                                ---------------
-------------------------------------------------------------------------------
ZAMBIA (0.6%)
FOOD PRODUCTS
  Zambia Sugar Co., Ltd.                        151,371,609     U.S.$     621
                                                                ---------------
METALS & MINING
  Zambia Consolidated Copper
     Mines Ltd.                                     586,700               513
                                                                ---------------
                                                                        1,134
                                                                ---------------
-------------------------------------------------------------------------------
ZIMBABWE (6.4%)
BEVERAGES
  Delta Corp., Ltd.                              11,965,293             2,092
                                                                ---------------
DIVERSIFIED FINANCIALS
  NMBZ Holdings Ltd.                              1,368,000             1,641
                                                                ---------------
FOOD PRODUCTS
  Interfresh Ltd.                                15,000,000               304
                                                                ---------------
HOTELS RESTAURANTS & LEISURE
  Zimbabwe Sun Ltd.                              10,053,378               296
                                                                ---------------
METALS & MINING
  Bindura Nickel Corp., Ltd.                      3,389,956             1,092
(a)Trans Zambesi Industries Ltd. ADR              2,560,000               127
  Wankie Colliery Co., Ltd.                       7,871,900               246
                                                                ---------------
                                                                        1,465
                                                                ---------------
MULTI - INDUSTRY
  TA Holdings Ltd.                               11,432,100               652
  Trans Zambezi Industries Ltd.                   6,012,410               299
                                                                ---------------
                                                                          951
                                                                ---------------
MULTILINE RETAIL
  Meikles Africa Ltd.                             3,809,880             2,244
                                                                ---------------
TOBACCO
  T.S.L., Ltd.                                    3,477,000               419
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES
  Econet Wireless Holdings                        7,693,000             2,195
                                                                ---------------
                                                                       11,607
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost U.S.$194,365)                                                 177,590
                                                                ---------------
-------------------------------------------------------------------------------
                                                 NO. OF
                                                WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.0%)
-------------------------------------------------------------------------------
SOUTH AFRICA (0.0%)
INDUSTRIAL COMPONENTS
  First South Africa Corp.,
     expiring 1/24/01
     (Cost U.S.$--@)                                      5                -- @
                                                                ---------------
-------------------------------------------------------------------------------


                                       7

                                                      FACE
                                                    AMOUNT              VALUE
                                                     (000)              (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0%)
UNITED STATES (1.0%)
REPURCHASE AGREEMENT
  Chase Securities, Inc. 5.90%,
     dated 3/31/00, due 4/3/00,
     to be repurchased at
     U.S.$1,941, collateralized by
     U.S. $1,980 United States
     Federal Home Loan Bank
     Note, 7.10%, due 3/21/02
     (Cost U.S.$1,940)                        U.S.$   1,940     U.S.$   1,940
                                                                ---------------
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (1.0%)
  British Pound                               GBP       414               658
  Egyptian Pound                              EGP         6                 2
  Ghana Cedi                                  GHC   127,569                31
  Kenyan Shilling                             KES    13,217               177
  South African Rand                          ZAR     6,272               959
                                                                ---------------
   (Cost U.S.$1,838)                                                    1,827
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost U.S.$198,143)                                                 181,357
                                                                ---------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
  Other Assets                                U.S.$   3,231
  Liabilities                                        (2,589)              642
                                              -------------     ---------------
-------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 13,691,121 issued and
     outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                            U.S.$ 181,999
                                                                ---------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$   13.29
                                                                ---------------
-------------------------------------------------------------------------------

(a) -- 144A Security certain conditions for public sale may exist.

  @ -- Value is less than U.S.$500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt


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